Derivatives and Fair Value Measurements (Tables) - Non Coal Trading [Member]	12 Months Ended
Dec. 31, 2014
Derivative [Line Items]
Company's foreign currency and commodity positions
Notional Amounts and Fair Value.  The following summarizes the Company’s foreign currency and commodity positions at December 31, 2014:

	Notional Amount by Year of Maturity
	Total	2015	2016	2017
Foreign Currency
A$:US$ hedge contracts (A$ millions)	$3,191.1	$1,661.1	$1,007.0	$523.0
Commodity Contracts
Diesel fuel hedge contracts (million gallons)	201.5	103.4	67.5	30.6

	Instrument Classification by
	Cash Flow Hedge	Fair Value Hedge	Economic Hedge	Fair Value of Net Liability
				(Dollars in millions)
Foreign Currency
A$:US$ hedge contracts (A$ millions)	$3,191.1	$—	$—	$(410.0)
Commodity Contracts
Diesel fuel hedge contracts (million gallons)	201.5	—	—	(167.1)

Classification and amounts of pre-tax gains and losses related to the Company's non-trading hedges
The tables below show the classification and amounts of pre-tax gains and losses related to the Company’s non-coal trading hedges during the years ended December 31, 2014, 2013 and 2012:

		Year Ended December 31, 2014
	Income Statement Classification Losses - Realized	Loss recognized in other comprehensive income on derivative (effective portion)	Loss reclassified from other comprehensive income into income (effective portion) (1)	Loss reclassified from other comprehensive income into income (ineffective portion)
Financial Instrument
		(Dollars in millions)
Commodity swap contracts	Operating costs and expenses	$(194.5)	$(20.6)	$(1.7)
Foreign currency forward contracts	Operating costs and expenses	(100.9)	(27.3)	—
Total		$(295.4)	$(47.9)	$(1.7)

(1)
Includes the reclassification from "Accumulated other comprehensive loss" into earnings of $136.9 million of previously unrecognized gains on foreign currency cash flow hedge contracts monetized in the fourth quarter of 2012.

		Year Ended December 31, 2013
	Income Statement Classification Gains (Losses) - Realized	Gain (loss) recognized in other comprehensive income on derivative (effective portion)	Gain reclassified from other comprehensive income into income (effective portion)	Loss reclassified from other comprehensive income into income (ineffective portion)
Financial Instrument
		(Dollars in millions)
Commodity swap contracts	Operating costs and expenses	$12.5	$11.9	$(0.5)
Foreign currency forward contracts	Operating costs and expenses	(597.8)	162.4	—
Total		$(585.3)	$174.3	$(0.5)

		Year Ended December 31, 2012
	Income Statement Classification Gains (Losses) - Realized	Gain recognized in other comprehensive income on derivative (effective portion)	Gain reclassified from other comprehensive income into income (effective portion)	Loss reclassified from other comprehensive income into income (ineffective portion)
Financial Instrument
		(Dollars in millions)
Commodity swap contracts	Operating costs and expenses	$14.5	$48.3	$(4.7)
Foreign currency forward contracts	Operating costs and expenses	148.0	351.7	—
Total		$162.5	$400.0	$(4.7)

Classification and amount of non-coal trading derivatives, gross and net basis
The classification and amount of non-coal trading derivative financial instruments presented on a gross and net basis as of December 31, 2014 and 2013 are presented in the tables that follow.

Fair Value of Liabilities Presented in the Consolidated Balance Sheet as of December 31, 2014 (1)
Financial Instrument

Current Liabilities:
Commodity swap contracts	$100.1
Foreign currency forward contracts	241.0
Total	$341.1

Noncurrent Liabilities:
Commodity swap contracts	$67.0
Foreign currency forward contracts	169.0
Total	$236.0

(1)	All commodity swap contracts and foreign currency forward contracts were in a liability position as of December 31, 2014.

	Fair Value of Assets as of December 31, 2013
	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts Presented in the Consolidated Balance Sheet	Derivatives Not Offset in the Consolidated Balance Sheet (1)	Net Amount
Financial Instrument
	(Dollars in millions)
Current Assets:
Commodity swap contracts	$8.7	$(2.3)	$6.4	n.a.	n.a.
Foreign currency forward contracts	—	—	—	n.a.	n.a.
Total	$8.7	$(2.3)	$6.4	$(5.0)	$1.4

Noncurrent Assets:
Commodity swap contracts	$2.8	$(0.9)	$1.9	n.a.	n.a.
Foreign currency forward contracts	0.2	(0.2)	—	n.a.	n.a.
Total	$3.0	$(1.1)	$1.9	$(1.3)	$0.6

(1)
Adjustments relate to the further netting of derivative contracts with a common counterparty across the Company's foreign currency, diesel fuel and explosives hedging strategy derivative contract portfolios that would be contractually enforceable in the event of default.

	Fair Value of Liabilities as of December 31, 2013
	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts Presented in the Consolidated Balance Sheet	Derivatives Not Offset in the Consolidated Balance Sheet (1)	Net Amount
Financial Instrument
	(Dollars in millions)
Current Liabilities:
Commodity swap contracts	$3.9	$(1.9)	$2.0	n.a.	n.a.
Foreign currency forward contracts	211.9	—	211.9	n.a.	n.a.
Total	$215.8	$(1.9)	$213.9	$(5.4)	$208.5

Noncurrent Liabilities:
Commodity swap contracts	$2.5	$(1.3)	$1.2	n.a.	n.a.
Foreign currency forward contracts	261.6	(0.2)	261.4	n.a.	n.a.
Total	$264.1	$(1.5)	$262.6	$(0.9)	$261.7

(1)
Adjustments relate to the further netting of derivative contracts with a common counterparty across the Company's foreign currency, diesel fuel and explosives hedging strategy derivative contract portfolios that would be contractually enforceable in the event of default.

Fair value measured on recurring basis of net financial assets and liabilities
Financial Instruments Measured on a Recurring Basis. The following tables set forth the hierarchy of the Company’s net financial asset (liability) positions for which fair value is measured on a recurring basis:

	December 31, 2014
	Level 1	Level 2	Level 3	Total
		(Dollars in millions)
Investments in debt and equity securities	$26.1	$35.7	$—	$61.8
Commodity swap contracts	—	(167.1)	—	(167.1)
Foreign currency forward contracts	—	(410.0)	—	(410.0)
Total net financial assets (liabilities)	$26.1	$(541.4)	$—	$(515.3)

	December 31, 2013
	Level 1	Level 2	Level 3	Total
		(Dollars in millions)
Investments in debt and equity securities	$28.8	$38.2	$—	$67.0
Commodity swap contracts	—	5.1	—	5.1
Foreign currency forward contracts	—	(473.3)	—	(473.3)
Total net financial assets (liabilities)	$28.8	$(430.0)	$—	$(401.2)

Carrying amounts and estimated fair values of the Company's debt
The carrying amounts and estimated fair values of the Company’s long-term debt are summarized as follows:

	December 31, 2014		December 31, 2013
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
		(Dollars in millions)
Long-term debt	$5,986.8	$5,227.9	$6,002.4	$6,167.5